SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	26. SUBSEQUENT EVENTS In February 2019, the Company repaid the entire $127.5 million outstanding balance of senior convertible notes.